Note 6 - Debt (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Schedule of Maturities of Long-Term Debt [Table Text Block]
Fiscal years ending March 31:
2027	$3,684
2028	3,684
2029	3,684
2030	3,684
2031	3,684
Thereafter	1,840
Total minimum payment required	20,260
Less interest	2,839
Total finance obligation	17,421
Amount due within one year	2,785
Finance obligation, less current portion	$14,636
Fiscal years ending March 31:
2027	$15,000
2028	238,500
2029	-
2030	1,000
2031	-
Total	$254,500

Schedule of Long-Term Debt Instruments [Table Text Block]
	As of:
	March 31,	March 31,
	2026	2025
Revolving credit facility	$1,000	$1,000

Term loans
Term Loan A-1
Outstanding principal	-	81,000
Unamortized debt issuance costs	-	(5)
Term Loan A-1, net	-	80,995

Term Loan A-2
Outstanding principal	253,500	268,500
Unamortized debt issuance costs	(444)	(673)
Term Loan A-2, net	253,056	267,827

Total long-term debt	254,056	349,822
Less current portion	15,000	96,000
Long-term debt, less current portion	$239,056	$253,822

Schedule of Line of Credit Facilities [Table Text Block]
	As of:
	March 31,	March 31,
	2026	2025
Outstanding borrowings	$1,000	$1,000
Interest rate	4.92%	5.83%

	Fiscal Year:
	2026	2025
Maximum amount of borrowings drawn during the period	$26,086	$233,063
Average outstanding borrowings	$2,237	$124,606
Weighted average interest rate	5.46%	6.86%